Result And Remuneration To Shareholders - Schedule of Minimum Dividends Proposed (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Calculation of minimum dividends required by the by-laws for the preferred shares
Nominal value of the preferred shares	R$ 9,526	R$ 9,526	R$ 7,328
Preferred shares	R$ 9,526	R$ 9,526	R$ 7,328
Percentage applied to the nominal value of the preferred shares	10.00%	10.00%	10.00%
Amount of the dividends by the first payment criterion	R$ 953	R$ 953	R$ 733
Equity	R$ 28,576	R$ 27,378	R$ 24,649
Preferred shares as a percentage of Equity (net of shares held in Treasury)	66.56%	66.56%	66.56%
Portion of Equity represented by the preferred shares	R$ 19,020	R$ 18,223	R$ 16,406
Percentage applied to the portion of Equity represented by the preferred shares	3.00%	3.00%	3.00%
Amount of the dividends by the second payment criterion	R$ 571	R$ 547	R$ 492
Minimum dividends required by the by-laws for the preferred shares	953	953	733
Calculation of the Minimum Dividend under the by-laws based on the net income for the year
Net income for the year	R$ 4,897	R$ 7,117	R$ 5,764
Mandatory dividend percentage	50.00%	50.00%	50.00%
Mandatory dividends - 50% of Net income	R$ 2,449	R$ 3,559	R$ 2,882
Unrealized profit reserve		835	835
Reversal of the unrealized profit reserve	835	835	835
Withholding income tax on Interest on equity	229	175	242
Minimum Dividend under the by-laws including income tax on interest on equity	3,513	3,734	3,124
Dividends recorded, as specified in the by-laws
Interest on Equity	2,420	1,849	2,592
Ordinary dividends	1,093	1,885	532
Total dividends for the preferred shares	2,338	2,485	2,079
Total dividends for the common shares	R$ 1,175	R$ 1,249	R$ 1,045
Unit value of dividends - R$
Minimum dividends required by the by-laws for the preferred shares	R$ 0.5	R$ 0.5	R$ 0.5
Mandatory dividends (including withholding income tax on Interest on Equity)	1.24	1.31	1.42
Dividends proposed: Common (ON) shares	1.24	1.31	1.42
Dividends proposed: Preferred (PN) shares	R$ 1.24	R$ 1.31	R$ 1.42